Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net income	$ 546,578	$ (75,573)
Items not involving cash:
Depreciation of property and equipment	5,031	4,401
Gain on disposition of assets	(608,343)
Stock-based compensation	335	843
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(8,630)	(19,282)
Decrease (increase) in investment tax credits	126,079	124,198
Decrease (increase) in prepaid expenses	17,405	3,501
Increase (decrease) in accounts payable	17,751	39,880
Increase (decrease) in accrued liabilities	1,264	3,140
Increase (decrease) in deferred rent
Increase (decrease) in deferred revenue	20,480	(32,557)
Cash flows provided by operating activities	117,950	47,708
INVESTING ACTIVITIES
Purchase of property and equipment	6,054	1,806
Proceeds on sale of assets
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(6,054)	(1,806)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(62,863)	9,271
Increase in cash and cash equivalents	49,033	55,173
Cash and cash equivalents, beginning of period	418,507	419,676
Cash and cash equivalents, end of period	$ 467,540	$ 474,849